SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amount of goodwill by segment
Goodwill	$ 696,809	$ 696,809
Gross carrying amount
Carrying amount of goodwill by segment
Goodwill	896,873	896,873
Accumulated impairment
Carrying amount of goodwill by segment
Goodwill	(200,064)	(200,064)
Canadian Malartic joint operation
Carrying amount of goodwill by segment
Goodwill	657,792	657,792
Canadian Malartic joint operation | Gross carrying amount
Carrying amount of goodwill by segment
Goodwill	657,792	657,792
Meliadine project | Gross carrying amount
Carrying amount of goodwill by segment
Goodwill	200,064	200,064
Meliadine project | Accumulated impairment
Carrying amount of goodwill by segment
Goodwill	(200,064)	(200,064)
La India mine
Carrying amount of goodwill by segment
Goodwill	39,017	39,017
La India mine | Gross carrying amount
Carrying amount of goodwill by segment
Goodwill	$ 39,017	$ 39,017